UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® HIGH INCOME MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 155.3%
Alabama - 1.8%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$80,000	$88,113
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/34 (Prerefunded 1/01/19)	280,000	317,166
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	475,000	523,421
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	75,000	81,012
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	10,000	6,505
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	130,000	80,600
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	185,000	93,188
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	260,000	90,340
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	500,000	162,765
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	25,000	25,081
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	60,000	62,353
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	85,000	90,662
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	85,000	92,507
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	95,000	105,269
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	140,000	155,462
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	800,000	808,112
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	225,000	241,306

		$3,023,862
Arizona - 2.4%
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	$125,000	$126,153
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	205,000	202,481
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	165,000	172,714
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	80,000	78,605
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	160,000	152,819
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	445,000	454,532
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	280,000	280,577
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	195,000	189,491
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	215,000	202,915
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	145,000	160,474
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	235,000	262,190
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	435,000	425,848
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	330,000	327,274
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	800,000	813,128
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	110,000	118,823
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	85,000	91,664

		$4,059,688
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$40,000	$43,935
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	60,000	66,052
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	610,000	139,446

		$249,433
California - 15.8%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 4/01/34 (Prerefunded 4/01/18)	$1,250,000	$1,384,813
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	350,000	202,108
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	355,000	196,404
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	715,000	378,621
California Educational Facilities Authority Rev., 5%, 2/01/26	295,000	306,623
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	190,000	210,427
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,650,000	1,838,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	$125,000	$142,956
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/42	1,000,000	1,036,620
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	835,000	983,204
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,875,000	1,926,919
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	60,000	60,223
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	211,485
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	650,000	851,812
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	109,086
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	45,000	48,638
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	270,000	288,587
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	845,000	859,737
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	530,000	556,537
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	345,000	355,088
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,290,000	1,470,342
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	45,000	47,097
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	130,000	132,726
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	150,000	153,380
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	63,113	1
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	108,016
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,545,000	1,640,960
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,015,000	1,028,053
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	125,000	126,498
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	175,000	175,462
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	310,000	355,582
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	380,000	324,440
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	260,000	283,665
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	215,000	233,828
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	65,000	68,695
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	40,000	43,289
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	330,000	386,526
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	330,000	386,351
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	80,000	88,330
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	50,000	55,817
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	45,000	45,305
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	105,000	105,552
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	445,000	501,146
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	210,000	235,610
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,125,000	1,229,479
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	465,000	545,459
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/22	1,910,000	1,571,453
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	35,000	38,012
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	960,000	1,077,504
State of California, 5.25%, 10/01/28	425,000	495,261
State of California, 5.25%, 9/01/30	1,005,000	1,162,956
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	430,000	466,748

		$26,531,944
Colorado - 7.8%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$50,000	$54,876
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	50,000	54,756

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	$85,000	$94,570
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	95,000	103,044
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	250,000	293,853
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	260,000	260,965
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	195,000	207,203
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 12/01/35 (Prerefunded 12/01/15)	1,400,000	1,416,492
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	130,000	142,318
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	5,000	5,167
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	795,000	897,332
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	385,000	433,814
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	620,000	646,046
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	205,000	228,534
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 11/15/25	2,840,000	2,853,604
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 11/15/25	2,280,000	2,829,206
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	125,000	134,064
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,422,045
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	885,000	889,027
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	100,000	103,494

		$13,070,410
Connecticut - 0.3%
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	$500,000	$452,910

Delaware - 0.4%
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	$665,000	$665,226

District of Columbia - 2.0%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$1,000,000	$1,015,470
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	140,000	159,774
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	55,000	63,169
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	90,000	89,859
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	80,000	79,009
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	50,000	49,492
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	160,000	159,490
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	850,000	833,077
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	985,000	932,273

		$3,381,613
Florida - 9.8%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$90,000	$98,093
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	215,000	235,945
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	145,000	160,289
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	105,000	108,438
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	50,000	51,665
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	75,000	78,153
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	685,000	753,007
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	115,000	114,309
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	220,000	218,579
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	705,000	141,021
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	420,000	461,609
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	610,000	718,592
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	100,000	100,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	$175,000	$175,109
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	170,000	184,317
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	235,000	252,999
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	135,000	152,006
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	875,000	1,005,095
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	140,000	142,009
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	295,000	298,803
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	555,000	640,997
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,500,000	1,710,150
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	380,000	397,533
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	470,000	461,963
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	215,000	235,922
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	185,000	202,853
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	265,000	290,141
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	115,000	114,598
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	100,000	99,505
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	120,000	117,467
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	105,000	106,602
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	370,000	383,734
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	1,015,000	1,327,427
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	125,000	132,078
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	104,658
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	150,000	173,300
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	100,000	100,441
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	135,000	155,940
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	365,000	383,725
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	220,000	206,389
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	175,000	198,436
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	100,000	113,731
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	780,000	866,978
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	25,000	28,113
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	25,000	27,651
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	50,000	54,804
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	150,000	164,505
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	430,000	454,794
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	165,000	173,841
Tampa, FL (University of Tampa Project), 5%, 4/01/40	105,000	113,548
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	395,000	383,600
Trout Creek Community Development District, FL, Capital Improvement Rev. , 5.5%, 5/01/35	215,000	210,433
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	135,000	136,189
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	1,210,000	665,500

		$16,388,007
Georgia - 2.4%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$120,000	$131,249
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	120,000	130,714
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	465,000	556,828
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	255,000	313,472
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	60,000	64,801
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	105,000	112,781
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	110,000	116,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	$20,000	$23,303
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	830,000	946,922
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	430,000	506,063
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	195,000	221,048
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	25,000	27,346
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	335,000	350,752
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	415,000	450,951

		$3,953,185
Guam - 0.4%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$375,000	$410,516
Guam Government, “A”, 7%, 11/15/39	110,000	134,565
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	35,000	36,353
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	60,000	64,189

		$645,623
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$105,000	$131,534
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	180,000	225,502
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	950,000	1,080,768
State of Hawaii, “DZ”, 5%, 12/01/31	255,000	294,522

		$1,732,326
Idaho - 1.6%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21	$1,750,000	$2,214,783
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	265,000	265,297
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	145,000	145,148

		$2,625,228
Illinois - 11.1%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$200,000	$199,314
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	750,000	745,890
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	70,000	70,036
Chicago, IL, “A”, AGM, 5%, 1/01/22	565,000	570,526
Chicago, IL, “A”, AGM, 5%, 1/01/22	60,000	60,230
Chicago, IL, “A”, AGM, 5%, 1/01/23	360,000	363,096
Chicago, IL, “A”, AGM, 5%, 1/01/25	50,000	50,432
Chicago, IL, “A”, AGM, 5%, 1/01/27	25,000	25,223
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	70,000	69,994
Chicago, IL, “A”, AGM, 5%, 1/01/34	240,000	239,981
Chicago, IL, “A”, AGM, 5%, 1/01/37	410,000	408,372
Chicago, IL, “B”, AGM, 5%, 1/01/23	60,000	60,655
Chicago, IL, “B”, AGM, 5%, 1/01/17	210,000	210,804
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	475,000	477,765
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,000,000	1,118,140
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	95,000	106,581
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	50,000	56,060
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	190,000	211,651
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	215,000	231,566
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	430,000	460,913
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	80,000	85,386
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	250,838
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	1,050,000	1,121,274
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	245,000	247,504
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	265,000	268,260

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	$35,000	$37,422
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	230,000	240,987
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	620,000	752,289
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	255,000	299,480
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	590,000	634,468
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	615,000	751,309
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	530,000	575,887
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,250,000	1,255,463
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	785,000	897,082
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,710,000	2,009,507
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	395,000	399,345
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	165,000	176,666
State of Illinois, NATL, 5%, 1/01/19	130,000	131,477
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29	2,370,000	2,699,786

		$18,571,659
Indiana - 4.9%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	$350,000	$389,981
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	255,000	276,586
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	385,000	407,784
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	50,000	53,552
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	125,000	130,378
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	235,000	249,845
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	590,000	617,388
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	155,000	161,566
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	105,000	108,862
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	195,000	204,557
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,255,000	2,304,159
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	145,000	153,984
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37 (Prerefunded 3/01/17)	630,000	676,173
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37	590,000	617,234
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	130,000	135,392
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	370,000	425,822
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	325,000	391,238
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	750,000	907,770

		$8,212,271
Iowa - 0.8%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$250,000	$264,018
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	230,000	240,872
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	45,000	47,122
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	185,000	199,796
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	185,000	199,850
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	20,000	21,486
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	335,000	359,763

		$1,332,907
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	$300,000	$312,435
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	100,000	103,313
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	200,000	216,658
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	45,000	45,007
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	255,000	280,796

		$958,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - 2.5%
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	$160,000	$163,605
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	95,000	97,721
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	375,000	410,970
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	125,000	137,713
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	735,000	836,687
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/37 (Prerefunded 2/01/18)	1,685,000	1,899,450
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	420,000	431,302
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	260,000	293,870

		$4,271,318
Louisiana - 3.2%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$380,000	$434,469
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	240,000	272,383
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	105,000	104,745
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	420,000	418,253
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	530,000	527,106
Louisiana Military Department Custody Receipts, 5%, 8/01/24	1,500,000	1,560,075
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	775,000	839,798
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	305,000	331,270
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	130,000	139,408
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	760,000	798,973

		$5,426,480
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$450,000	$464,792

Maryland - 0.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$175,000	$185,252
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	125,000	135,339
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	945,000	1,145,652

		$1,466,243
Massachusetts - 5.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$370,000	$425,811
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	895,000	925,824
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	168,995	162,654
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	42,309	40,379
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	11,291	9,617
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	56,165	330
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	100,000	107,415
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	135,000	145,653
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	710,000	810,721
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	555,000	666,178
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	505,000	512,853
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	870,000	878,282
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	105,000	122,649
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	195,000	196,186
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	135,000	134,964

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 10/01/33	$500,000	$502,815
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	185,000	186,214
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	920,000	1,060,631
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	50,000	54,416
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	235,000	235,588
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	845,000	895,937
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	490,000	564,833

		$8,639,950
Michigan - 3.1%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,200,000	$1,388,112
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	730,000	781,794
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	120,000	122,777
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	15,000	15,298
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	35,000	36,692
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	50,000	52,311
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	175,000	186,123
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	85,000	90,535
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	125,000	137,044
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,250,000	1,386,938
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	660,000	802,448
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	48,810
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	50,000	55,922
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	40,000	43,193
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	110,000	118,076

		$5,266,073
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$73,462	$73,537

Mississippi - 2.3%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$1,675,000	$1,683,375
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	155,000	174,085
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	175,000	197,853
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	455,000	516,179
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	560,000	623,504
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	275,000	306,650
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	100,000	112,311
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	295,000	295,186

		$3,909,143
National - 1.0%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	$1,000,000	$1,137,530
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	546,075	545,288

		$1,682,818
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$415,000	$461,517

Nevada - 0.9%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	$195,000	$191,744
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	1,175,000	1,348,454

		$1,540,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$745,000	$832,247
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	100,000	100,371
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 7/01/18	95,000	105,120

		$1,037,738
New Jersey - 9.0%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$1,495,000	$1,499,261
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,195,000	1,428,503
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	40,000	40,569
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	85,000	86,573
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	100,000	106,517
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	125,000	131,161
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	40,000	41,323
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26	50,000	52,828
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	315,000	337,371
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	55,000	63,017
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	55,000	60,623
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	160,000	176,117
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	530,000	553,357
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	455,000	495,541
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	640,000	695,002
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	135,000	151,045
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	120,000	134,262
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	2,570,000	2,569,974
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	2,750,000	2,061,675
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	4,670,000	3,537,805
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,800,000	950,228
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	45,000	10,748

		$15,183,500
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	$115,000	$115,252

New York - 10.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$155,000	$176,471
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	250,000	275,645
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	120,000	120,673
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	235,000	249,006
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	460,000	480,976
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	480,000	546,936
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	85,000	92,862
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	205,000	221,175
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	105,000	112,667
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	245,000	279,866
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	150,000	169,518
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	100,000	103,904
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/34	1,330,000	1,523,688
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	865,000	967,442
New York Environmental Facilities, “C”, 5%, 5/15/41	1,195,000	1,320,738
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	680,000	680,945
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	505,000	530,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	$280,000	$331,338
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	685,000	774,098
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/21	1,000,000	1,178,180
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	935,000	1,075,970
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,005,000	1,066,395
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	560,000	621,684
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	1,010,000	1,068,429
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	890,000	896,266
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	40,000	42,538
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	35,000	36,657
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	320,000	329,683
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	315,000	366,137
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	360,000	418,442
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	465,000	472,008
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/44	420,000	428,140
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	300,000	296,379

		$17,255,631
North Carolina - 1.8%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$1,328,708	$1,343,908
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	1,130,000	1,245,825
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	70,000	75,578
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	85,000	88,604
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	55,000	57,030
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	95,000	95,212
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	135,000	151,814

		$3,057,971
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/36	$155,000	$168,180

Ohio - 6.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$225,000	$240,361
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,155,000	965,106
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	635,000	508,832
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	3,360,000	2,692,368
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,200,000	1,042,524
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	750,000	844,830
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	165,000	188,171
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	370,000	372,139
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	965,000	1,085,577
Lake County, OH, Hospital Facilities Rev. , 5.625%, 8/15/29	90,000	99,252
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), 5.625%, 8/15/29 (Prerefunded 8/15/18)	475,000	540,056
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	225,000	235,976
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	120,000	124,378
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	225,000	232,985
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	665,000	724,138
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	45,000	48,230
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/32	380,000	406,049
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	120,000	121,499
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	145,000	145,735

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	$175,000	$182,721

		$10,800,927
Oklahoma - 1.4%
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	$195,000	$201,940
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	115,000	118,414
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	305,000	313,150
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	380,000	390,830
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/42	135,000	135,930
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 9/01/26	285,000	285,037
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	70,000	74,008
Tulsa, OK, Municipal Airport Trust Rev., 5%, 6/01/35 (Put Date 6/01/25)	135,000	146,063
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	225,000	239,931
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	470,000	501,189

		$2,406,492
Oregon - 0.7%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$800,000	$811,472
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	105,000	111,640
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	20,000	22,407
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	120,000	132,062
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	135,000	143,801

		$1,221,382
Pennsylvania - 8.3%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$560,000	$626,013
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	125,000	131,126
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	535,000	555,218
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	120,000	121,757
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	155,000	156,420
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	45,000	46,989
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	355,000	367,233
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	800,000	931,208
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	90,000	102,317
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	50,000	51,692
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	25,000	25,736
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	35,000	37,206
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	40,000	41,799
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	60,000	69,456
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	25,000	27,641
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,425,000	1,581,251
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,200,000	427,776
Luzerne County, PA, AGM, 6.75%, 11/01/23	540,000	637,654
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	90,000	92,786
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	440,000	469,665
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	820,000	877,572
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	1,180,000	1,168,495
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/50	325,000	324,129
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	55,000	63,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	$130,000	$140,737
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	1,030,000	1,099,216
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	325,000	359,733
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	100,000	107,243
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	290,000	303,772
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	390,000	410,573
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	100,000	111,742
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	145,000	166,121
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	120,000	134,574
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	170,000	193,635
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	1,835,000	1,841,202
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	40,000	42,587
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	70,000	73,205

		$13,918,774
Puerto Rico - 3.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$75,000	$67,580
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	10,000	9,492
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	110,000	108,095
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	40,000	39,346
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	35,000	35,424
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	295,000	291,923
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,242
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,247
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	5,000	4,686
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	180,000	166,045
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	5,000	4,541
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	15,000	14,687
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	80,000	75,732
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	30,000	29,491
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	645,000	608,009
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	60,000	58,883
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	40,000	38,822
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	20,000	18,222
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	65,000	61,187
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	75,000	68,709
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	145,000	126,515
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	80,000	71,373
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	90,000	76,814
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	85,000	69,920
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	70,000	59,392
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	40,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	$30,000	$21,955
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	230,000	210,701
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	40,000	36,244
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	150,000	132,555
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	90,000	79,299
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	40,000	39,471
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	125,000	123,500
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	40,000	39,528
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	155,000	199,000
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	1,645,000	2,111,966
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	785,000	491,638

		$5,666,518
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$840,000	$981,708

South Carolina - 1.8%
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	$500,000	$506,030
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	645,000	685,938
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	260,226	258,188
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	141,045	135,599
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	111,525	10,977
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	102,359	10,075
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	50,000	51,048
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	355,000	389,403
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	845,000	926,889

		$2,974,147
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$295,000	$323,606

Tennessee - 3.4%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,295,000	$1,410,669
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,455,000	1,505,459
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	225,000	232,569
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	2,185,000	2,482,663
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	75,000	86,561

		$5,717,921
Texas - 12.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$395,000	$404,401
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	55,000	55,597
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	600,000	637,026
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	130,000	153,882
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	100,000	111,431
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	520,000	547,451
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	210,000	248,258
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	320,000	365,382
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	200,000	229,044
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	465,000	510,398
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	980,000	1,068,229
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	1,000,000	1,003,100
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	1,065,000	1,186,453
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	130,000	135,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.032%, 10/01/29 (Put Date 3/01/17)	$500,000	$506,975
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	135,000	140,504
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	500,000	500,880
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	330,000	361,739
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	235,000	281,913
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	140,000	155,814
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,110
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	50,000	55,153
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	90,000	26,247
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	220,000	49,284
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	210,000	239,064
Houston, TX, Airport System Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	555,000	644,577
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	875,000	922,661
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	155,000	163,347
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	395,000	423,649
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	485,000	503,740
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	190,000	207,784
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	520,000	522,626
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	250,000	298,098
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	75,000	80,381
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	35,000	36,991
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	30,000	31,249
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	85,000	87,078
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	215,000	224,896
North Texas Tollway Authority Rev., 6%, 1/01/38	970,000	1,126,917
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	710,000	816,060
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	840,000	842,663
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	130,000	150,608
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	235,000	273,690
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	170,000	200,627
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	25,000	25,039
San Jacinto, TX, Community College District, 5.125%, 2/15/38	550,000	598,499
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	65,000	70,582
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	65,000	65,443
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	525,000	570,460
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	155,000	155,056
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/35	55,000	55,146
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/45	250,000	250,558
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	980,000	976,580
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	75,000	78,680
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	45,000	47,176
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/30	195,000	207,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/36	$370,000	$380,564
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	190,000	204,512
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	210,000	260,520
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	205,950
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	245,000	285,942
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	435,000	170,285
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	110,000	127,258
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	165,000	189,389

		$21,478,911
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$255,000	$287,273

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,381
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	110,000	110,992
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	20,000	22,150
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	220,000	223,032

		$367,555
Virginia - 1.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$515,000	$534,246
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	70,000	66,338
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	165,000	165,558
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/45	120,000	121,844
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	215,000	227,335
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	215,000	224,039
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	595,000	679,240
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	950,000	1,029,981

		$3,048,581
Washington - 4.3%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,765,000	$1,964,427
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,405,000	1,594,211
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	120,000	127,796
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	560,000	663,544
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,395,000	1,546,455
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	355,000	385,402
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/45	100,000	102,629
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	100,000	101,190
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	140,000	140,526
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	140,000	142,286
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	505,000	505,227

		$7,273,693
West Virginia - 0.2%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$50,000	$56,370
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	105,000	117,817
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	165,000	168,919

		$343,106

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - 4.7%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$840,000	$964,194
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	250,000	282,763
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	75,000	84,264
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	920,000	1,109,594
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	605,000	745,965
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	865,000	884,419
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 4.95%, 3/01/30	70,000	70,158
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.25%, 3/01/35	70,000	69,831
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.5%, 3/01/45	175,000	174,493
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/20	45,000	46,511
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/25	35,000	37,003
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/30	60,000	60,752
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	80,000	79,138
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	190,000	190,543
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	140,000	143,213
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	125,000	130,400
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	120,000	126,611
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	155,000	166,315
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	90,000	90,273
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/47	235,000	239,709
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	170,000	179,974
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,825,000	1,959,557
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	95,000	97,734

		$7,933,414
Total Municipal Bonds		$260,618,850

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	775,194	$775,194
Total Investments		$261,394,044

Other Assets, Less Liabilities - 2.3%		3,919,505

ARPS (issued by the fund) - (3.4)%		(5,625,000)

VMTPS (issued by the fund) - (54.7)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$167,813,549

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,332,727 representing 1.4% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	8/27/93	$547,337	$545,288
% of Net assets applicable to common shares			0.3%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/15

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$28,080,813	December - 2015	$6,107
U.S. Treasury Bond 30 yr (Short)	USD	31	4,793,375	December - 2015	12,485

					$18,592

At August 31, 2015, the fund had cash collateral of $403,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$260,618,850	$—	$260,618,850
Mutual Funds	775,194	—	—	775,194
Total Investments	$775,194	$260,618,850	$—	$261,394,044

Other Financial Instruments
Futures Contracts	$18,592	$—	$—	$18,592

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$241,250,394
Gross unrealized appreciation	22,583,936
Gross unrealized depreciation	(2,440,286)
Net unrealized appreciation (depreciation)	$20,143,650

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	68	43,173,696	(42,398,570)	775,194

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,083	$775,194

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.